Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 12:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2025:

	Unrealized	Unrealized	Foreign
	Gains (losses)	Gains (losses)	currency
	on marketable	on cash flow	translation
	securities	hedges	adjustment	Total

Beginning balance	$(1,668)	$-	$800	$(868)
Other comprehensive income before reclassifications	2,201	3,581	-	5,782
Amounts reclassified from accumulated other comprehensive income	(58)	(2,233)	-	(2,291)

Net current period other comprehensive income	2,143	1,348	-	3,491

Ending Balance	$475	$1,348	$800	$2,623